RELATED PARTY TRANSACTION - Summary of significant balances and transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Amounts due to:
Amounts due to related parties		¥ 0	¥ 460		$ 0
Revenue		0	566	¥ 4,670
Expense		1,457	3,569	2,052
Beijing Youlian
Amounts due to:
Revenue	[1]	0	566	4,670
Expense	[2]	1,457	3,569	¥ 2,052
Mr. Larry Xiangdong Chen
Amounts due to:
Amounts due to related parties		¥ 0	¥ 460

[1]	The Group recognized revenue from providing technical service.
[2]	The Group recognized expense from receiving advertising service provided by Beijing Youlian.